ANNUAL REPORT

                                  JUNE 30, 2002





                                 [LOGO   THE
                                       ADVOCACY
                                        FUND]





                                  INVESTING FOR
                                 A BETTER WORLD

                                TABLE OF CONTENTS
 -------------------------------------------------------------------------------


  A Message to Our Shareholders.............................................. 2

  Proxy Voting Record ....................................................... 8

  Performance Chart and Analysis ........................................... 12

  Schedule of Investments .................................................. 13

  Statement of Assets and Liabilities....................................... 15

  Statement of Operations................................................... 16

  Statements of Changes in Net Assets....................................... 17

  Financial Highlights...................................................... 18

  Notes to Financial Statements............................................. 19

  Independent Auditors' Report.............................................. 22

  Trustees and Officers..................................................... 23


----------------------------------------------------------------------      1

 [LOGO] THE ADVOCACY FUND         A MESSAGE TO OUR SHAREHOLDERS


Dear Shareholders:

Equity markets continued to be exceptionally challenging this fiscal year. While economic recovery issues would normally have been paramount after a sustained bear market in equities, political and psychological issues have dominated this year's market activity. Notably, on September 11, 2001, terrorist attacks on the World Trade Center and the Pentagon stunned civil society across the world, leading to an immediate drop in U.S. and world stock markets, and engendering widespread political uncertainty. Overseas investors, adding uncertainty to the existing combination of low U.S. interest rates and falling U.S. stock market prices, reduced their dollar-denominated investments, spurring a fall in the value of the dollar. Uncertainty also spread to corporate decision makers, who hesitated to order capital spending, delaying any earnings recovery. The effects of the September 11 attacks were compounded by a wave of accounting scandals, which further shook public confidence in the stock market and in corporate accounting. For the twelve months ending June 30, 2002, the total return for The Advocacy Fund (the "Fund") was -19.29%. In comparison, the total return for the Fund's Lipper peer group average, Large Cap Core Funds, was -19.11%, while the S&P 500 Index (the "Index") had a total return of -17.97% for the twelve months.

---------------------------- ---------------- --------------- -------------- ------------ ---------------
                                Three Months       Six           Nine Months   One Year    Annualized:
                                 3/31/02 to       Months       9/30/01 to    6/30/01 to    Inception to
                                   6/30/02     12/31/01 to       6/30/02       6/30/02       6/30/02
                                                 6/30/02
---------------------------- ---------------- --------------- -------------- ------------ ---------------
The Advocacy Fund                -12.96%         -13.09%         -2.71%        -19.29%       -23.63%
---------------------------- ---------------- --------------- -------------- ------------ ---------------
Lipper Large Cap
Core Funds Average               -13.37%         -13.69%         -4.40%        -19.11%       -20.97%
---------------------------- ---------------- --------------- -------------- ------------ ---------------
S&P 500 Index                    -13.39%         -13.15%         -3.87%        -17.97%       -19.88%
---------------------------- ---------------- --------------- -------------- ------------ ---------------

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. RETURNS LESS THAN ONE YEAR ARE CUMULATIVE. THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 2000.FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES WERE WAIVED AND EXPENSES REIMBURSED; OTHERWISE, TOTAL RETURNS WOULD HAVE BEEN LOWER. FOR ADDITIONAL FUND PERFORMANCE AND OTHER DISCLOSURE INFORMATION, PLEASE SEE PAGES 7 AND 12.

The difficulties facing the equity markets now are largely psychological. The stock market functions on trust: trust that the numbers are accurately reported; trust in the accounting profession's imprimatur on company financial statements; trust in board of directors' supervision of and independence from management; trust that management acts in the best interest of stockholders; trust in the independence and objectivity of analysts' investment recommendations; and trust in the overall regulatory system. Without trust, investor uncertainty rises exponentially, and investor evaluations of the future earnings prospects of a company are discounted severely for lack of confidence. Stock market prices rebounded from the lows hit after September 11, only to fall again as more details were revealed about Enron and its apparently cozy relationship with its accountant, Arthur Andersen, and as the financial practices of other companies were questioned.


  2  ---------------------------------------------------------------------------

     A MESSAGE TO OUR SHAREHOLDERS                  [LOGO] THE ADVOCACY FUND


There are some discernable patterns in the market. The market is viewing acquiring companies with suspicion, as the consolidation of balance sheets after a merger might hide financial manipulation. While all accounting statements are now suspect, those of large capitalization companies in recently deregulated industries, or in high-growth, new-economy industries such as technology, telecommunications, energy, and biotechnology are under particular scrutiny. Investor aversion has been especially marked toward the largest companies, which had grown the most prior to March of 2000.

ECONOMIC OUTLOOK AND STRATEGY. Stock market recovery will depend upon investor confidence. The process of confidence rebuilding is slow and painstaking, and will depend upon a number of reforms in the process of corporate governance and accountability. For a number of industries, financial statement review by new auditors may require restatement of previous and current earnings, which is unlikely to make price earnings ratios look any cheaper. We anticipate that as former accounting clients of Arthur Andersen disseminate this year's financial statements, inspected by their new auditors, investors will gradually become more confident in the numbers. The New York Stock Exchange has proposed a series of changes in its listing standards, aimed at strengthening independent director oversight and increasing shareholder abilities to participate in corporate governance, issues for which the social investing community has long been advocating.

As confidence gradually returns to the market, we expect continued sector rotation. Just as the bull market up to March 2000 was extremely narrow and focused, this bear market has not affected all sectors equally. We anticipate that smaller and mid-sized companies will continue to do better than large ones until confidence in larger companies is re-established. We expect that consumer and traditional manufacturing companies will see steady growth, while recovery in the capital goods sectors will depend on a reduction in uncertainty. But even if uncertainty stays at a high level, the replacement cycle in investment goods will eventually result in a pickup in orders for technology companies and a subsequent improvement in profits. We expect interest rates to rise gradually, as economic activity continues to recover, and we are reducing our investments in the more interest rate-sensitive companies.

ECONOMIC REVIEW. As we had expected, economic indicators have been showing a recovery: productivity is up, the average workweek, overtime hours, and consumer confidence are increasing, and overall production has increased. Consumer spending has remained robust, spurred in part by zero-interest financing. Corporate profits, which were the hardest-hit sector of the economy in the recession, have been extraordinarily slow to recover, especially in companies producing capital goods, i.e., those used for investment. The uncertainty that infects the stock market also visits corporate boardrooms. Without a climate of optimism, what John Maynard Keynes called "animal spirits," companies are reluctant to order new capital equipment, including computer hardware and software, until capacity constraints are critical. This reluctance restrains orders, and profits, in the technology sector, which has seen the greatest decline in valuation of any sector. At the same time, foreign investors' willingness to purchase dollar denominated investments is diminished, putting downward pressure on the dollar.


-------------------------------------------------------------------------   3

 [LOGO] THE ADVOCACY FUND                  A MESSAGE TO OUR SHAREHOLDERS



INVESTMENT PERFORMANCE. The Fund is designed to be invested primarily in large-capitalization companies, those with market values greater than $10 billion. We aim to construct a well-diversified portfolio that broadly reflects the characteristics of the overall universe of domestic large-capitalization firms. We seek companies whose earnings prospects we believe to be slightly higher than their industry and whose prices are reasonable relative both to their expected growth rate and to the market. In a continuation of the previous year's trend, large capitalization core has been a difficult sector of the market, as small- and mid-sized companies, as a class, have performed better than larger companies, and as companies attractive primarily for their low price have done better than companies attractive because of their expected growth rate.

In August of 2001, we positioned the portfolio for an anticipated economic recovery, as our analysis of inventories and order trends, combined with dramatically reduced interest rates, indicated that economic activity would soon revive. We therefore increased our holdings of economically sensitive companies, and purchased additional shares of those technology stocks that we viewed as very attractively priced. The economic recovery unfolded as we expected, but better economic news was overshadowed by political events - first, the terrorist attacks on September 11, and second, the unfolding of accounting scandals, leading to a growing loss of confidence in the market. For the first fiscal quarter of the year, which encompassed the turbulent markets after September 11, the Fund's investment returns were slightly below the average of the peer group of Large Cap Core funds tracked by Lipper. We repositioned the portfolio in October, in anticipation that the expected economic recovery would be delayed for an additional six months. Investment performance for the last nine months of the fiscal year was better than that of the Fund's Lipper Large Cap Core fund's peer group average.

The most notable strategic change in the Fund's portfolio over the last year has been the reduction in telecommunications stocks. As the predicted third generation of wireless telephone service failed to materialize, we moved out of the long distance and wireless telecommunications sector because our analysis indicated that there is both significant over-capacity in the wireless and long-distance markets, as well as significant additional capital investments that need to be made before third-generation telephone service is widely available. In addition, the products sold by telecommunications companies have become more and more commodity-like, so that price competition is extreme. The Fund holds only one telecommunications stock at this time, SBC Communications, Inc., a regional bell operating company that services the Western and Midwestern U.S.

Even in a year in which the broad market returns were so negative, 35% of the portfolio holdings went up. Portfolio holdings in four sectors, industrials, consumer staples, materials, and energy, had modestly positive returns for the year. This reverses the trend in the bubble leading up to March of 2000. Prior to then, almost all of the market return was in technology and telecommunications companies, while old-line industrial companies languished. As reality has returned to technology stock pricing, other sectors of the market, which had been ignored, have started to awaken. The five stocks that added the most to the Fund's total return were UnitedHealth, AMBAC Financial Group, Procter & Gamble, New York Times, and Commerce Bancorp.


  4  ---------------------------------------------------------------------------

 A MESSAGE TO OUR SHAREHOLDERS                      [LOGO] THE ADVOCACY FUND


The five worst performing stocks held by the Fund during the year were AOL Time Warner, EMC Corp., Qwest Communications, Sun Microsystems, and Citigroup. Collectively, the positions that the Fund held in these five companies subtracted 6.6% from the value of the portfolio. EMC, AOL Time Warner, Sun Microsystems, and Qwest all suffered from the extremely poor technology and telecommunications environment of the past year. The price of Citigroup, a major international bank, fell sharply in the wake of both September 11 and the Enron and WorldCom accounting scandals. Citigroup was a creditor and underwriter for both firms, although its exposure to each of them was limited and the expected effect on its earnings is less than 10%.

SOCIAL ACTIVISM. The accounting scandals of the past year have had at least one encouraging repercussion: a new and widespread shareholder interest in proxy proposals brought by other shareholders. This year's annual meeting season has been characterized by unusually high levels of support for shareholder proposals, as large institutional investors, including pension funds, have started to recognize that they have a fiduciary duty to consider shareholder proposals on social policy and environmental issues, as well as corporate governance-related issues. Over the past year, the Fund has been active in the following shareholder resolutions and shareholder dialogues with corporate managements:

     o The Fund-sponsored shareholder proposal at Idacorp, which asked the Idaho-based power company to report on costs associated with capital remediation required to re-license its Hells Canyon Complex of dams, received 34% of the vote, and the highest level of support of any environmental or social shareholder proposal submitted this year, according to the Investor Responsibility Research Center ("IRRC"). Our dialogue with Idacorp throughout the year focused on urging increased transparency and improved cooperation with stakeholder groups.

     o Shareholders voted 56% of shares in favor of a resolution co-filed by the Fund at EMC Corporation, which called for the majority of board directors to be independent, i.e., without business or employment ties to the company. This marks only the third of fifty shareholder proposals calling for an independent board that were submitted in the last five years to achieve a majority vote, according to the IRRC.

     o At Citigroup and J.P. Morgan Chase, the Fund joined with a coalition of environmental and human rights groups, co-filing a shareholder resolution to encourage the banks to incorporate environmental and human rights criteria into their lending and underwriting businesses. This resolution was prompted by the banks' role in financing the Three Gorges Dam in China; the resolution was withdrawn after the companies agreed to engage in dialogue about the issue.

     o The Fund co-filed a shareholder resolution asking Citigroup to link Chief Executive Officer pay with the company's progress in reducing predatory lending. This resolution received 7% of the vote.

     o Trillium Asset Management Corporation, the Adviser, represented a U.S. investor coalition at BP's annual meeting in London. The coalition's proposal asked the company to restrict drilling and development in culturally and environmentally sensitive areas. The resolution received a vote of 11%, very high relative to other British shareholder proposals.


------------------------------------------------------------------------   5

[LOGO] THE ADVOCACY FUND                  A MESSAGE TO OUR SHAREHOLDERS



     o The Fund co-filed proposals requesting that Johnson & Johnson and Merck develop policies to provide pharmaceuticals for the prevention and treatment of HIV/AIDS, tuberculosis, and malaria at reasonable cost for countries overwhelmed with poverty, debt, and epidemic disease. The proposals were withdrawn in exchange for the companies' commitment to meaningful dialogue on the issue.

     o The Fund joined with the Concerned Citizens of Norco and the environmental group Earthjustice to discuss the grievances of an African-American neighborhood, located immediately adjacent to Royal Dutch's Shell refinery in Norco, LA. After years of struggling for relocation of nearby residents and pollution reduction at Shell facilities in Norco, Shell has agreed to offer buyouts and community redevelopment programs acceptable to the community. Both Concerned Citizens of Norco and Shell have committed to continuing talks to ensure the successful implementation of the program.

     o The Adviser is closely monitoring the development of Staples draft environmental policy. The company has been the target of numerous protest by environmental activists, who are dissatisfied with Staples progress toward expanding their recycled-content product offerings.

The Fund holds nominal positions in three companies in order to pursue dialogue and possible shareholder resolutions addressing certain issues:

     o On behalf of the Fund, Trillium Asset Management Corporation led shareholder dialogues with management of Yum! Brands (formerly named Tricon Global Restaurants) concerning the labor standards it requires its suppliers to uphold. The issue was raised by the Coalition of Immokalee Workers in Florida, which is campaigning to ensure that the tomato pickers supplying Taco Bell produce are paid a sustainable living wage and enjoy basic standards of labor rights. (Taco Bell, KFC, and Pizza Hut are Yum! Brands major restaurant chains). Yum! Brands has agreed to discuss how it can expand the labor standards it requires of its suppliers.

     o The Fund continues to participate, together with the Interfaith Center on Corporate Responsibility ("ICCR"), in discussions with Target on two issues. We are lobbying the retailer to improve working conditions in foreign factories that supply the retail chain. We have also joined ICCR in discussions with management about the sale of merchandise, primarily sports-team-related, bearing offensive or racist images of Native Americans.

     o We plan to approach PG&E Corporation for dialogue on high emissions levels at two Massachusetts coal-burning power plants.

PROXY VOTING RECORD. We are proud to be one of the few funds that publishes its proxy voting record. As we did last year, we voted against all non-diverse Boards of Directors, defined as any board with less than 20% representation of women and/or minorities. In addition, we voted against Lee R. Raymond, Chairman and CEO of Exxon Mobil Corporation, as a member of the Board of Directors of J.P. Morgan Chase & Co., in protest over Exxon Mobil Corporation's decision to rescind Mobil's employment policy protecting against discrimination on the basis of sexual orientation when Exxon acquired Mobil, and Exxon Mobil's continued refusal to acknowledge that the burning of fossil fuels contributes to global climate change.

  6  ---------------------------------------------------------------------------

    A MESSAGE TO OUR SHAREHOLDERS                     [LOGO] THE ADVOCACY FUND


In January, we adopted a policy of voting for shareholder proposals to separate auditing and consulting business.

We thank you for your support of and interest in The Advocacy Fund, and hope that this report helps you understand our investment philosophy, large capitalization core style, and our shareholder activism. We look forward to working on your behalf in the years to come. If you have any questions, please call the Fund at 1-800-448-0974.



Sincerely,

/s/ Cheryl Smith

Cheryl Smith, CFA
TRILLIUM ASSET MANAGEMENT CORPORATION

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND'S MANAGER AS OF JUNE 30, 2002 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. (08/02)


-------------------------------------------------------------------------  7

[LOGO] THE ADVOCACY FUND


THE ADVOCACY FUND PROXY VOTING RECORD


---------------------------------------------------------------------------------------------------------------------------
                                                                                              CREATE/ADD
                                                                                                SHARES TO
COMPANY                                 APPROVE                                ADD SHARES/     EMPLOYEE        INCREASE
                                        BOARD OF      APPROVE     SOCIAL       APPROVE STOCK  STOCK PURCHASE/  AUTHORIZED/
                                        DIRECTORS*    AUDITORS   RESOLUTIONS    OPTION PLAN    OPTION PLAN    ISSUED STOCK
----------------------------------------------------------------------------------------------------------------------------
Altera Corp.                                  N             Y                         Y              Y
----------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                   N             Y
----------------------------------------------------------------------------------------------------------------------------
American International
 Group, Inc.                                  Y             Y
----------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                                    N             Y                                                      Y
----------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                          N             Y
----------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                         N             Y       J
----------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                            Y             Y       U
----------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                    Y             Y                                                      Y
----------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                            N             Y
----------------------------------------------------------------------------------------------------------------------------
B.J. Services Co.                             N
----------------------------------------------------------------------------------------------------------------------------
BP plc - ADR                                  Y             Y       Q                                              Y
----------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family
   Solutions, Inc.                            Y
----------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                   N
----------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                           Y             Y
----------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                               Y             Y       A,C,D,T,V
----------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                        N
----------------------------------------------------------------------------------------------------------------------------
Ecolab, Inc.                                  N             Y
----------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                     N                     L, M                             Y
----------------------------------------------------------------------------------------------------------------------------
Expeditors International
of Washington, Inc.                           N                                                      Y
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                    Y             Y
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                           N             Y
----------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                 N                                       Y              Y
----------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                              N             Y       E
----------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                     Y
----------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                   N             Y
----------------------------------------------------------------------------------------------------------------------------
International Business
 Machines Corp.                               Y             Y       P
----------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.                        Y**            Y       I
----------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                             Y             Y       G



-----------------------------------------------------------------------------


                                         APPROVE      ROTATE        ADOPT
                                         CHARTER   ANNUAL MEETING  POISON
COMPANY                                  AMENDMENT   LOCATION       PILL
-----------------------------------------------------------------------------
Altera Corp.
-----------------------------------------------------------------------------
AMBAC Financial Group, Inc.
-----------------------------------------------------------------------------
American International
 Group, Inc.
-----------------------------------------------------------------------------
Amgen Inc.
-----------------------------------------------------------------------------
Analog Devices, Inc.
-----------------------------------------------------------------------------
AOL Time Warner, Inc.
-----------------------------------------------------------------------------
Baker Hughes, Inc.
-----------------------------------------------------------------------------
Baxter International, Inc.
-----------------------------------------------------------------------------
Best Buy Co., Inc.
-----------------------------------------------------------------------------
B.J. Services Co.
-----------------------------------------------------------------------------
BP plc - ADR
-----------------------------------------------------------------------------
Bright Horizons Family
 Solutions, Inc.
-----------------------------------------------------------------------------
Cabot Corp.
-----------------------------------------------------------------------------
Cisco Systems, Inc.
-----------------------------------------------------------------------------
Citigroup, Inc.
-----------------------------------------------------------------------------
Commerce Bancorp, Inc.
-----------------------------------------------------------------------------
Ecolab, Inc.
-----------------------------------------------------------------------------
EMC Corp.
-----------------------------------------------------------------------------
Expeditors International
 of Washington, Inc.
-----------------------------------------------------------------------------
Fannie Mae
-----------------------------------------------------------------------------
Fifth Third Bancorp
-----------------------------------------------------------------------------
Genzyme Corp.
-----------------------------------------------------------------------------
Home Depot, Inc.                             Y
-----------------------------------------------------------------------------
Illinois Tool Works, Inc.
-----------------------------------------------------------------------------
Intel Corp.
-----------------------------------------------------------------------------
International Business
 Machines Corp.                                                       Y
-----------------------------------------------------------------------------
JP Morgan Chase & Co.
-----------------------------------------------------------------------------
Johnson & Johnson
-----------------------------------------------------------------------------


*The Fund votes AGAINST all non-diverse                        A. Link Executive Pay to Social Criteria
Boards of Directors, i.e., Boards with less than 20%           B. Report on Equal Employment Opportunity
representation of women and/or minorities.                     C. Affirm political nonpartisanship
                                                               D. Establish stockholder matching gift program
**Voted AGAINST Lee R. Raymond                                 E. Report on Global Human Rights Standards
                                                               F. Restrict executive compensation
All Votes on Social  Resolutions  are YES                      G. Adopt policy of drug price restraint
unless  otherwise  indicated; for detailed information on      H. Report on "Glass Ceiling"
on  shareholder  resolution  vote  results and proxy
voting  policies, please visit www.advocacyfund.com.



  8  -------------------------------------------------------------------------




                                                        [LOGO] THE ADVOCACY FUND


                                           THE ADVOCACY FUND PROXY VOTING RECORD

------------------------------------------------------------------------------------------------------------------------------------
                                       APPROVE/AMEND                                                              REPORT ON
                                         DIRECTOR       ADOPT                                        INCREASE     DIRECTORS'
                                          STOCK       INDEPENDENT  DECLASSIFY   DOUBLE     LIMIT         KEY        ROLE IN  APPROVE
                                         OPTION        NOMINATING   BOARD OF  NOMINATIONS DIRECTOR   COMMITTEE     CORPORATE   BOARD
COMPANY                                    PLAN        COMMITTEE    DIRECTORS  FOR BOARD  TENURE    INDEPENDENCE   STRATEGY   SIZE
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.
------------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
American International
 Group, Inc.                                               Y
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                           N                          Y
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
B.J. Services Co.
------------------------------------------------------------------------------------------------------------------------------------
BP plc - ADR
------------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family
 Solutions, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Ecolab, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp.
------------------------------------------------------------------------------------------------------------------------------------
Expeditors International
 of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.
------------------------------------------------------------------------------------------------------------------------------------
International Business
 Machines Corp.                                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson




-----------------------------------------------------------------------------------------------------------------------------------

                                    ADOPT         APPROVE                  APPROVE      APPROVE
                                   INCENTIVE     MANAGEMENT     APPROVE    EXECUTIVE      STOCK    ADOPT       ELIMINATE   REINSTATE
                                  COMPENSATION STOCK OWNERSHIP PERFORMANCE  PROFIT     INCENTIVE CONFIDENTIAL   SUPER-    CUMULATIVE
COMPANY                             PROGRAM        PROGRAM       GOALS    SHARING PLAN    PLAN     VOTING    MAJORITY VOTE  VOTING
------------------------------------------------------------------------------------------------------------------------------------
Altera Corp.
------------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
American International
 Group, Inc.                         N
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                           N
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                                                                Y
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.           N
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
B.J. Services Co.
------------------------------------------------------------------------------------------------------------------------------------
BP plc - ADR
------------------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family
 Solutions, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                               N
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Ecolab, Inc.                                                                              N
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp.
------------------------------------------------------------------------------------------------------------------------------------
Expeditors International
 of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                          Y
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.
------------------------------------------------------------------------------------------------------------------------------------
International Business
 Machines Corp.
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson
------------------------------------------------------------------------------------------------------------------------------------


I. Disclose executive compensation over $250,000       Q. Produce environmental disclosure report
J. Adopt China Principles                              R. No consulting by auditors
K. Adopt smoke-free facilities                         S. Adopt radioactive waste risk reduction
L. Increase Board independence                         T. Produce climate change report
M. Increase Board inclusiveness                        U. Adopt MacBride Principles
N. Label genetically engineered foods                  V. Require shareholder approval of severance packages
O. Increase recycling
P. Reinstate Pension Plan

-----------------------------------------------------------------------    9



[LOGO] THE ADVOCACY FUND


THE ADVOCACY FUND PROXY VOTING RECORD

---------------------------------------------------------------------------------------------------------------------------
                                                                                              CREATE/ADD
                                                                                                SHARES TO
COMPANY                                 APPROVE                                ADD SHARES/     EMPLOYEE        INCREASE
                                        BOARD OF      APPROVE     SOCIAL       APPROVE STOCK  STOCK PURCHASE/  AUTHORIZED/
                                        DIRECTORS*    AUDITORS   RESOLUTIONS    OPTION PLAN    OPTION PLAN    ISSUED STOCK
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Keyspan Corp.                               N          Y
---------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                  N          Y
---------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                      Y          Y
---------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                             N          Y
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                           Y          Y          F,G,H
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                             N                     J
---------------------------------------------------------------------------------------------------------------------------
3M Co.(formerly Minnesota
  Mining & Manufacturing)                   Y          Y
---------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                       N          Y          F,B              N
---------------------------------------------------------------------------------------------------------------------------
New York Times Co. - Class A                Y          Y
---------------------------------------------------------------------------------------------------------------------------
Nokia Corp. - ADR                           N
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                Y          Y
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                               Y          Y          N,O,V
---------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                  Y          Y          R,S
---------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.
 NY Shares                                  N
---------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                    Y          Y
---------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                             N          Y          N
---------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                               Y          Y
---------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                 Y
---------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                      Y                     U
---------------------------------------------------------------------------------------------------------------------------
Target Corp.                                Y          Y
---------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                         N          Y
---------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                 N          Y
---------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                    Y
---------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                      N          Y                                           N
---------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                         N          Y
---------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc. (formerly
 Tricon Global Rest.)                       N          Y          K
---------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------

                                         APPROVE      ROTATE        ADOPT
                                         CHARTER   ANNUAL MEETING  POISON
COMPANY                                  AMENDMENT   LOCATION       PILL
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Keyspan Corp.
-----------------------------------------------------------------------------
King Pharmaceuticals, Inc.
-----------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                Y
-----------------------------------------------------------------------------
Medtronic, Inc.
-----------------------------------------------------------------------------
Merck & Co., Inc.
-----------------------------------------------------------------------------
Microsoft Corp.
-----------------------------------------------------------------------------
3M Co.(formerly Minnesota
 Mining & Manufacturing)                                              Y
-----------------------------------------------------------------------------
National Fuel Gas Co.
-----------------------------------------------------------------------------
New York Times Co. - Class A
-----------------------------------------------------------------------------
Nokia Corp. - ADR
-----------------------------------------------------------------------------
Oracle Corp.
-----------------------------------------------------------------------------
PepsiCo, Inc.                                            Y
-----------------------------------------------------------------------------
PG&E Corp.                                                            Y
-----------------------------------------------------------------------------
Royal Dutch Petroleum Co.
 NY Shares
-----------------------------------------------------------------------------
SBC Communications, Inc.
-----------------------------------------------------------------------------
Starbucks Corp.
-----------------------------------------------------------------------------
Staples, Inc.
-----------------------------------------------------------------------------
Sysco Corp.
-----------------------------------------------------------------------------
Sun Microsystems, Inc.
-----------------------------------------------------------------------------
Target Corp.
-----------------------------------------------------------------------------
TCF Financial Corp.
-----------------------------------------------------------------------------
United Parcel Service, Inc.
-----------------------------------------------------------------------------
UnitedHealth Group, Inc.
-----------------------------------------------------------------------------
Veritas Software Corp.
-----------------------------------------------------------------------------
W.W. Grainger, Inc.
-----------------------------------------------------------------------------
Yum! Brands, Inc. (formerly
Tricon Global Rest.)                        Y
-----------------------------------------------------------------------------



*The Fund votes AGAINST all non-diverse                        A. Link Executive Pay to Social Criteria
Boards of Directors, i.e., Boards with less than 20%           B. Report on Equal Employment Opportunity
representation of women and/or minorities.                     C. Affirm political nonpartisanship
                                                               D. Establish stockholder matching gift program
All Votes on Social  Resolutions  are YES unless               E. Report on Global Human Rights Standards
otherwise  indicated; for detailed information on              F. Restrict executive compensation
on  shareholder  resolution  vote  results and proxy           G. Adopt policy of drug price restraint
voting  policies, please visit www.advocacyfund.com.           H. Report on "Glass Ceiling"





 10  -------------------------------------------------------------------------




                                                        [LOGO] THE ADVOCACY FUND


                                           THE ADVOCACY FUND PROXY VOTING RECORD

------------------------------------------------------------------------------------------------------------------------------------
                                       APPROVE/AMEND                                                              REPORT ON
                                         DIRECTOR       ADOPT                                        INCREASE     DIRECTORS'
                                          STOCK       INDEPENDENT  DECLASSIFY   DOUBLE     LIMIT         KEY        ROLE IN  APPROVE
                                         OPTION        NOMINATING   BOARD OF  NOMINATIONS DIRECTOR   COMMITTEE     CORPORATE   BOARD
COMPANY                                    PLAN        COMMITTEE    DIRECTORS  FOR BOARD  TENURE    INDEPENDENCE   STRATEGY    SIZE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp.
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                     Y
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.
------------------------------------------------------------------------------------------------------------------------------------
3M Co.(formerly Minnesota
 Mining & Manufacturing)
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.
------------------------------------------------------------------------------------------------------------------------------------
New York Times Co. - Class A
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp. - ADR
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                                Y            Y       Y
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.
 NY Shares
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                                       Y
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                   N                       Y
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.
------------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                        N
------------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc. (formerly
Tricon Global Rest.)
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                    ADOPT         APPROVE                  APPROVE      APPROVE
                                   INCENTIVE     MANAGEMENT     APPROVE    EXECUTIVE      STOCK    ADOPT       ELIMINATE   REINSTATE
                                  COMPENSATION STOCK OWNERSHIP PERFORMANCE  PROFIT     INCENTIVE CONFIDENTIAL   SUPER-    CUMULATIVE
COMPANY                             PROGRAM        PROGRAM       GOALS    SHARING PLAN    PLAN     VOTING    MAJORITY VOTE  VOTING
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Keyspan Corp.
------------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                      N
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.
------------------------------------------------------------------------------------------------------------------------------------
3M Co.(formerly Minnesota
  Mining & Manufacturing)                            N           N            N
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                       Y
------------------------------------------------------------------------------------------------------------------------------------
New York Times Co. - Class A
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp. - ADR
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                              Y
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.
------------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                            Y
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.
 NY Shares
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.                                                                             N
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                    N                                                 N
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.                              N
------------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                  N                                                 N
------------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                                                      N
------------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc. (formerly
 Tricon Global Rest.)
------------------------------------------------------------------------------------------------------------------------------------

I. Disclose executive compensation over $250,000      Q. Produce environmental disclosure report
J. Adopt China Principles                             R. No consulting by auditors
K. Adopt smoke-free facilities                        S. Adopt radioactive waste risk reduction
L. Increase Board independence                        T. Produce climate change report
M. Increase Board inclusiveness                       U. Adopt MacBride Principles
N. Label genetically engineered foods                 V. Require shareholder approval of severance packages
O. Increase recycling
P. Reinstate Pension Plan


-----------------------------------------------------------------------  11

[LOGO] THE ADVOCACY FUND

--------------------------------------------------------------------------------

PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2002
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in The Advocacy Fund (the "Fund"), compared with a broad-based securities market index and a peer based average, since the Fund's inception on September 1, 2000. The
Standard and Poor's 500 Composite Index ("S&P 500 Index") is an unmanaged market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Lipper average is compiled by Lipper Inc., an independent mutual fund research and rating service. The Lipper average represents a universe of funds that are similar in investment objective. The total returns of the Fund and Lipper averages include operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The S&P 500 Index and Lipper average are not available for investment. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and tables below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


AVERAGE ANNUAL TOTAL RETURN ON JUNE 30, 2002      1 YEAR         SINCE INCEPTION
--------------------------------------------      ------         ---------------
The Advocacy Fund:                               (19.29%)            (23.63%)
S&P 500 Index:                                   (17.97%)            (19.88%)
Lipper Large-Cap Core Funds Average:             (19.11%)            (20.97%)

INVESTMENT VALUE ON JUNE 30, 2002
The Advocacy Fund:                              $6,110
S&P 500 Index:                                  $6,669
Lipper Large-Cap Core Funds Average:            $6,510


[EDGAR REPRESENTATION OF BAR CHART:
                                                         LIPPER LARGE-CAP
                    ADVOCACY FUND     S&P 500 INDEX      CORE FUNDS AVERAGE
                    ------------      -------------      ------------------
   09/01/00           10,000.00          10,000.01         10,000.00
   09/30/00            9,310.00           9,452.95          9,502.00
   10/31/00            9,190.00           9,412.87          9,427.88
   11/30/00            8,350.00           8,671.31          8,686.85
   12/31/00            8,470.00           8,713.85          8,800.65
   01/31/01            8,770.00           9,022.82          8,991.62
   02/28/01            7,790.00           8,200.63          8,217.44
   03/31/01            7,340.00           7,681.40          7,679.20
   04/30/01            7,820.00           8,277.85          8,256.68
   05/31/01            7,750.00           8,333.40          8,292.18
   06/30/01            7,570.00           8,130.64          8,053.37
   07/31/01            7,400.00           8,050.61          7,927.74
   08/31/01            6,850.00           7,547.15          7,430.67
   09/30/01            6,280.00           6,937.94          6,808.72
   10/31/01            6,440.00           7,070.32          6,965.32
   11/30/01            6,960.00           7,612.54          7,480.06
   12/31/01            7,030.00           7,679.34          7,545.13
   01/31/02            7,040.00           7,567.33          7,407.06
   02/28/02            6,750.00           7,421.37          7,248.55
   03/31/02            7,020.00           7,700.51          7,516.74
   04/30/02            6,670.00           7,233.85          7,089.04
   05/31/02            6,550.00           7,180.75          7,020.28
   06/30/02            6,110.00           6,669.45          6,509.90  ]




  12  --------------------------------------------------------------------------

                                                        [LOGO] THE ADVOCACY FUND



SCHEDULE OF INVESTMENTS
June 30, 2002
-------------------------------------------------------------------------------


SHARES                   SECURITY DESCRIPTION                                          VALUE
----------------------------------------------------------------------------------------------
COMMON STOCK - 97.3%

  CONSUMER DISCRETIONARY - 13.4%
    1,200              Best Buy Co., Inc. +                                       $     43,560
    1,500              Home Depot, Inc.                                                 55,095
      650              McGraw-Hill Cos., Inc.                                           38,805
      550              New York Times Co. - Class A                                     28,325
    1,300              Staples, Inc. +                                                  25,610
    1,400              Starbucks Corp. +                                                34,790
      200              Target Corp.                                                      7,620
      150              Yum! Brands, Inc. +                                               4,388
                                                                                --------------
                                                                                       238,193
                                                                                --------------
  CONSUMER STAPLES - 8.1%
      600              Colgate-Palmolive Co.                                            30,030
       12              J.M. Smucker Co.                                                    410
    1,000              PepsiCo, Inc.                                                    48,200
      350              Procter & Gamble Co.                                             31,255
    1,200              Sysco Corp.                                                      32,664
                                                                                --------------
                                                                                       142,559
                                                                                --------------
  ENERGY - 5.5%
      700              B.J. Services Co. +                                              23,716
      550              Baker Hughes, Inc.                                               18,310
      700              BP plc - ADR                                                     35,343
      375              Royal Dutch Petroleum Co. NY Shares                              20,726
                                                                                --------------
                                                                                        98,095
                                                                                --------------
  FINANCIALS - 22.3%
      500              AMBAC Financial Group, Inc.                                      33,700
      975              American International Group, Inc.                               66,524
    1,800              Citigroup, Inc.                                                  69,750
      400              Commerce Bancorp, Inc.                                           17,680
      950              Fannie Mae                                                       70,063
      850              Fifth Third Bancorp                                              56,653
      650              J.P. Morgan Chase & Co.                                          22,048
      400              MGIC Investment Corp.                                            27,120
      625              TCF Financial Corp.                                              30,688
                                                                                --------------
                                                                                       394,226
                                                                                --------------

HEALTH CARE - 15.5%
      650              Amgen, Inc. +                                                    27,222
      900              Baxter International, Inc.                                       39,996
      200              Eli Lilly & Co.                                                  11,280
    1,250              Johnson & Johnson                                                65,325
      500              King Pharmaceuticals, Inc. +                                     11,125
      900              Medtronic, Inc.                                                  38,565
      410              Merck & Co., Inc.                                                20,762
      650              UnitedHealth Group, Inc.                                         59,508
                                                                                --------------
                                                                                  $    273,783
                                                                                --------------


-------------------------------------------------------------------------------


+ Non-income producing security             ADR- American Depositary Receipt
See Notes to Financial Statements.


----------------------------------------------------------------------   13



[LOGO] THE ADVOCACY FUND

SCHEDULE OF INVESTMENTS
June 30, 2002
-------------------------------------------------------------------------------


SHARES                   SECURITY DESCRIPTION                                          VALUE
----------------------------------------------------------------------------------------------

  INDUSTRIALS - 9.4%
      425              3M Co.                                                      $    52,275
      500              Bright Horizons Family Solutions, Inc. +                         16,555
      600              Expeditors International of Washington, Inc.                     19,896
      250              Illinois Tool Works, Inc.                                        17,230
      175              SPX Corp. +                                                      20,563
      350              United Parcel Service, Inc. +                                    21,613
      350              W.W. Grainger, Inc.                                              17,535
                                                                                --------------
                                                                                       165,667
                                                                                ---------------
  INFORMATION TECHNOLOGY - 16.0%
    1,325              Altera Corp. +                                                   18,020
      550              Analog Devices, Inc. +                                           16,335
    3,000              Cisco Systems, Inc. +                                            41,850
    2,675              EMC Corp. +                                                      20,196
    1,700              Intel Corp.                                                      31,059
      325              International Business Machines Corp.                            23,400
      500              Intuit, Inc. +                                                   24,860
      720              Microsoft Corp. +                                                39,384
    1,050              Nokia Corp. - ADR                                                15,204
    2,600              Oracle Corp. +                                                   24,622
    2,800              Sun Microsystems, Inc. +                                         14,028
      800              Veritas Software Corp. +                                         15,832
                                                                                --------------
                                                                                       284,790
                                                                                ---------------
MATERIALS - 2.2%
      300              Air Products & Chemicals, Inc.                                   15,141
      500              Ecolab, Inc.                                                     23,114
                                                                                --------------
                                                                                        38,255
                                                                                --------------
TELECOMMUNICATION SERVICES - 2.0%
    1,150              SBC Communications, Inc.                                         35,074
                                                                                --------------

UTILITIES - 2.9%
      700              KeySpan Corp.                                                    26,355
      950              National Fuel Gas Co.                                            21,385
      175              PG&E Corp. +                                                      3,130
                                                                                --------------
                                                                                        50,870
                                                                                --------------
Total Common Stock (Cost $1,928,244)                                                1,721,512
                                                                                ---------------

SHORT-TERM INVESTMENT - 2.8%


   50,273              PAX World Money Market Fund                                      50,273
                       (Cost $50,273)                                           --------------


Total Investments in Securities (COST $1,978,517) - 100.1%                         $1,771,785
Other Assets and Liabilities, Net - (0.1)%                                             (1,397)
                                                                                ---------------
Total Net Assets - 100.0%                                                          $1,770,388
                                                                                ================

--------------------------------------------------------------------------------
+ Non-income producing securities.         ADR - American Depositary Receipt
See Notes to Financial Statements.


  14  --------------------------------------------------------------------------

                                                        [LOGO] THE ADVOCACY FUND


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

---------------------------------------------------------------------------------------------------

ASSETS
 Total investments, at value (Cost $1,978,517) (Note 2)                             $ 1,771,785
 Receivables:
  Expense reimbursement from adviser (Note 4)                                            27,896
  Interest and dividends                                                                    809
  Prepaid expenses and other                                                                111
                                                                               -----------------
Total Assets                                                                          1,800,601
                                                                               -----------------

LIABILITIES
 Accrued Liabilities:
  Administration fees (Note 3)                                                            2,074
  Accounting fees (Note 3)                                                                1,197
  Transfer Agency fees (Note 3)                                                           2,664
  Custody fees (Note 3)                                                                     940
  Other                                                                                  23,338
                                                                               -----------------

Total Liabilities                                                                        30,213
                                                                               -----------------

NET ASSETS                                                                          $ 1,770,388
                                                                               =================

COMPONENTS OF NET ASSETS
 Paid-in capital                                                                    $ 2,204,735
 Accumulated net realized loss from investments                                        (227,615)
 Unrealized depreciation of investments                                                (206,732)
                                                                               -----------------

NET ASSETS                                                                          $ 1,770,388
                                                                               =================

SHARES OF BENEFICIAL INTEREST                                                           289,767

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                           $ 6.11



See Notes to Financial Statements.

-----------------------------------------------------------------------   15


[LOGO] THE ADVOCACY FUND


STATEMENT OF OPERATIONS
Year Ended June 30, 2002
-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                                    $      886
  Dividend income                                                                        18,287
                                                                                ----------------
Total Investment Income                                                                  19,173
                                                                                ----------------

EXPENSES
  Investment advisory fees (Note 3)                                                      10,963
  Administration fees (Note 3)                                                           24,843
  Transfer agency fees (Note 3)                                                          32,721
  Custody fees (Note 3)                                                                   6,296
  Legal fees                                                                              4,046
  Trustees fees and expenses                                                                 59
  Reporting expenses                                                                     11,735
  Compliance fees                                                                        13,151
  Accounting fees (Note 3)                                                               36,337
  Auditing fees                                                                          17,400
  Miscellaneous expenses                                                                  5,350
                                                                                ----------------
Total Expenses                                                                          162,901
  Fees waived and expenses reimbursed (Note 4)                                         (137,580)
                                                                                ----------------
Net Expenses                                                                             25,321
                                                                                ----------------

NET INVESTMENT LOSS                                                                      (6,148)
                                                                                ----------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                                     (207,158)
  Net change in unrealized depreciation of investments                                 (123,908)
                                                                                ----------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                        (331,066)
                                                                                ----------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                           $ (337,214)
                                                                                ================


See Notes to Financial Statements.


  16  -------------------------------------------------------------------------

                                                        [LOGO] THE ADVOCACY FUND


STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------

                                                              July 1, 2001               September 1, 2000
                                                                   to                           to
                                                              June 30, 2002              June 30, 2001 (a)
                                                       ----------------------------  --------------------------



OPERATIONS
   Net investment loss                                                 $    (6,148)                $    (1,250)
   Net realized loss on investments                                       (207,158)                    (20,457)
   Net change in unrealized depreciation of investments                   (123,908)                    (82,824)
                                                       ----------------------------  --------------------------
Net Decrease in Net Assets from Operations                                (337,214)                   (104,531)
                                                       ----------------------------  --------------------------

CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                          928,075                   1,396,585
   Redemption of shares                                                   (112,419)                       (108)
                                                       ----------------------------  --------------------------
Net Increase from Capital Share Transactions                               815,656                   1,396,477
                                                       ----------------------------  --------------------------

Net Increase in Net Assets                                                 478,442                   1,291,946
                                                       ----------------------------  --------------------------

NET ASSETS
   Beginning of period                                                 $ 1,291,946                  $       -
   End of period (A)                                                     1,770,388                   1,291,946
                                                       ============================  ==========================

SHARE TRANSACTIONS
   Sale of shares                                                          135,798                     170,759
   Redemption of shares                                                    (16,777)                        (13)
                                                                                     --------------------------
                                                       ----------------------------  --------------------------
Net Increase in Shares                                                     119,021                     170,746
                                                       ============================  ==========================

(A) Accumulated Net Investment Loss                                    $      -                     $        -
                                                       ============================  ==========================




----------------------------------------------
(a) Commenced operations on September 1, 2000.
See Notes to Financial Statements.


-----------------------------------------------------------------------  17



 [LOGO] THE ADVOCACY FUND


FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------


These financial highlights reflect selected data for an outstanding share during the periods indicated.

                                                                    July 1, 2001         September 1, 2000
                                                                           to                   to
                                                                    June 30, 2002        June 30, 2001 (a)
                                                                 ------------------   ----------------------



NET ASSET VALUE, Beginning of Period                                         $7.57                   $10.00
                                                                 ------------------   ----------------------

OPERATIONS
  Net investment loss                                                        (0.02)                   (0.01)
  Net realized and unrealized loss on investments                            (1.44)                   (2.42)
                                                                 ------------------   ----------------------
Total from Operations                                                        (1.46)                   (2.43)
                                                                 ------------------   ----------------------
NET ASSET VALUE, End of Period                                               $6.11                    $7.57
                                                                 ==================   ======================

TOTAL RETURN                                                               (19.29%)                 (24.30%)

RATIO/SUPPLEMENTARY DATA
Net assets at end of period (000's omitted)                                $1,770                   $1,292
Ratios to average net assets
   Expenses, including reimbursement/waiver of fees                          1.50%                    1.50% (b)
   Expenses, excluding reimbursement/waiver of fees                          9.66%                   29.03% (b)
   Net investment loss, including reimbursement/waiver of fees              (0.36%)                  (0.27%)(b)


PORTFOLIO TURNOVER RATE                                                        34%                      24%



------------------------------------------------
(a) Commenced operations on September 1, 2000.
(b) Annualized.
See Notes to Financial Statements.


   18  ------------------------------------------------------------------------

                                                        [LOGO] THE ADVOCACY FUND


NOTES TO FINANCIAL STATEMENTS
June 30, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to The Advocacy Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three investment portfolios. The Fund commenced operations on September 1, 2000 and is devoted to making socially responsible investments. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income are declared and paid quarterly. Net capital gains are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

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[LOGO] THE ADVOCACY FUND


NOTES TO FINANCIAL STATEMENTS
June 30, 2002
--------------------------------------------------------------------------------


On June 30, 2002, the Fund reclassified $6,148 from paid-in capital to accumulated net investment loss. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

For federal income tax purposes, the Capital Loss Carryovers were as follows:

         Expires June 2009          $  1,086
         Expires June 2010            82,583

For tax purposes, the Fund had a current year deferred post-October capital loss of $135,401 which will be realized on the first day of the following tax year.

As of June 30, 2002 and 2001, there were no distributable earnings on a tax basis.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES
INVESTMENT ADVISER - The Fund's investment adviser is Trillium Asset Management Corporation (the "Adviser"), originally founded in 1982. The Adviser has been owned by its employees since inception. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.65% of the Fund's average daily net assets.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $2,000 per month and 0.05% of the average daily net assets of the Fund for the first $1 billion of Fund assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund a monthly fee of $2,000, a monthly shareholder account fee of $2 per shareholder account, a monthly internet services fee of $500 and out-of-pocket expenses.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Fund under which the Trust reimburses FFS for the distribution expenses incurred by FFS or its agents on behalf of the Fund in an amount up to 0.25% of the Fund's average daily net assets. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for the Fund. For the period of this report, the Fund was not charged a distribution fee.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a monthly fee of $3,000 and an annual fee of 0.02% of the average daily net assets of the Fund up to $100 million, 0.005% thereafter and out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays an annual maintenance fee of $3,600, plus 0.01% of the Fund average daily net assets, certain transactional fees and out-of-pocket expenses.

   20  ------------------------------------------------------------------------


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[LOGO] THE ADVOCACY FUND


NOTES TO FINANCIAL STATEMENTS
June 30, 2002
--------------------------------------------------------------------------------

Certain Officers and Trustees of the Trust are Officers and Directors of the above companies.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser contractually waived $10,963 in fees and reimbursed certain expenses totaling $123,717 for the period from July 1, 2001 to June 30, 2002. The waivers and reimbursements by the Adviser will cap expenses of the Fund at 1.50% of average net assets through October 31, 2011. For the same period, FAcS voluntarily waived $2,900 in accounting fees.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the period July 1, 2001 to June 30, 2002, were $1,504,866 and $568,976, respectively.

For federal income tax purposes, the tax cost basis of investment securities owned as of June 30, 2002, was $1,987,062, and the net unrealized depreciation of investment securities was $(215,277). The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $116,124, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $(331,401).


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INDEPENDENT AUDITORS' REPORT
Year Ended June 30, 2002
--------------------------------------------------------------------------------

Board of Trustees of Forum Funds and Shareholders of
The Advocacy Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Advocacy Fund (the "Fund"), as of June 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 9, 2002


  22   -------------------------------------------------------------------------

                                                        [LOGO] THE ADVOCACY FUND



TRUSTEES AND OFFICERS (UNAUDITED)
June 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                            POSITION      LENGTH OF      PRINCIPAL OCCUPATION(S) DURING       COMPLEX
           NAME,            WITH THE    TIME SERVED 1             PAST 5 YEARS              OVERSEEN BY   OTHER DIRECTORSHIPS HELD
      AGE AND ADDRESS         TRUST                                                          TRUSTEE 2           BY TRUSTEES
-------------------------- ------------ -------------- --------------------------------- ---------------- --------------------------
INTERESTED TRUSTEES
-------------------------- ------------ -------------- --------------------------------- ---------------- --------------------------
John Y. Keffer3            Chairman/    1989-Present   Member   and   Director,   Forum            29     Chairman/President,
Born:  July 15, 1942       President                   Financial  Group,  LLC (a mutual                   Monarch Funds
Two Portland Square                                    fund services holding company)
Portland, ME 04101
-------------------------- ------------ -------------- --------------------------------- ---------------- --------------------------
DISINTERESTED TRUSTEES
-------------------------- ------------ -------------- --------------------------------- ---------------- --------------------------
Costas Azariadis           Trustee      1989-Present   Professor of Economics,                     27     None
Born:  February 15, 1943                               University of California-Los
Department of Economics                                Angeles
University of California                               Visiting Professor of
Los Angeles, CA 90024                                  Economics, Athens University of
                                                       Economics and Business 1998-1999
-------------------------- ------------ -------------- --------------------------------- ---------------- --------------------------
James C. Cheng             Trustee      1989-Present   President, Technology Marketing            27      None
Born: July 26, 1942                                    Associates
27 Temple Street                                       (marketing company for small-
Belmont, MA 02478                                      and medium-sized businesses in
                                                       New England)
-------------------------- ------------ -------------- --------------------------------- ---------------- --------------------------
J. Michael Parish          Trustee      1989-Present   Partner,  Wolfe,  Block,  Schorr           27      None
Born:  November 9, 1943                                and Solis-Cohen,  LLP (law firm)
40 West 57th Street                                    since 2002
New York, NY 10019                                     Partner,  Thelen  Reid &  Priest
                                                       LLP (law firm) 1995-2002

-------------------------- ------------ -------------- --------------------------------- ---------------- --------------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.
2 The Fund complex includes the Trust and four other investment companies for which the Forum Financial Group of companies provide services.
3 John Y. Keffer indirectly controls the entities that provide administration, distribution, fund accounting, transfer agency and custodial services to the Trust. Mr. Keffer also indirectly controls Forum Investment Advisors, LLC, the investment adviser to certain Trust series.

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (800) 448-0974.


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[LOGO] THE ADVOCACY FUND



TRUSTEES AND OFFICERS (UNAUDITED)
June 30, 2002
-------------------------- ------------ -------------- ----------------------------------- -------------- --------------------------
                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                            POSITION      LENGTH OF      PRINCIPAL OCCUPATION(S) DURING       COMPLEX
           NAME,            WITH THE    TIME SERVED 1             PAST 5 YEARS              OVERSEEN BY   OTHER DIRECTORSHIPS HELD
      AGE AND ADDRESS         TRUST                                                          TRUSTEE 2           BY TRUSTEES
-------------------------- ------------ -------------- ----------------------------------- -------------- --------------------------
OFFICERS
-------------------------- ------------ -------------- ----------------------------------- -------------- --------------------------
Thomas G. Sheehan          Vice          2000-Present  Director of Business                       N/A                      N/A
Born:  July 17, 1954       President/                  Development, Forum Financial
Two Portland Square        Assistant                   Group, LLC since 2001
Portland, ME 04101         Secretary                   Managing Director and Counsel,
                                                       Forum Financial Group, LLC from
                                                       1993 to 2001

-------------------------- ------------ -------------- ----------------------------------- -------------- --------------------------
Lisa J. Weymouth           Vice          2001-Present  Director and Manager, Forum              N/A                        N/A
Born: May 4, 1968          President/                  Shareholder Services, LLC
Two Portland Square        Assistant                   (transfer agent)
Portland, Maine 04101      Secretary                   Director, Forum Administrative
                                                       Services, LLC (mutual fund
                                                       administrator) since 2001
-------------------------- ------------ -------------- ----------------------------------- -------------- --------------------------
Ronald H. Hirsch           Treasurer    2000-Present   Managing Director of Operations,          N/A                        N/A
Born:  October 14, 1943                                Forum Financial Group, LLC
Two Portland Square                                    1999-2002
Portland, ME 04101                                     Member of the Board, Citibank
                                                       Germany 1991-1998

-------------------------- ------------ -------------- ----------------------------------- -------------- --------------------------
Leslie K. Klenk            Secretary    1998-Present   Counsel, Forum Financial Group,          N/A                        N/A
Born:  August 24, 1964                                 LLC since 1998
Two Portland Square                                    Associate General Counsel, Smith
Portland, ME 04101                                     Barney Inc. (brokerage firm) 1993
                                                       - 1998

-------------------------- ------------ -------------- ----------------------------------- -------------- --------------------------

1 Each Trustee and Officer holds office until he or she resigns, is removed, or a successor is elected and qualified.
2 The Fund complex includes the Trust and four other investment companies for which the Forum Financial Group of companies provide services.



   24   -----------------------------------------------------------------------

                               INVESTMENT ADVISE R
                     TRILLIUM ASSET MANAGEMENT CORPORATION
                              711 Atlantic Avenue
                          Boston, Massachusetts 02111


                                  DISTRIBUTOR
                            FORUM FUND SERVICES, LLC
                              Two Portland Square
                             Portland, Maine 04101

                                 TRANSFER AGENT
                        FORUM SHAREHOLDER SERVICES, LLC
                              Two Portland Square
                             Portland, Maine 04101


               This report is authorized for distribution only to
                shareholders and others who have received a copy
                           of the Fund's prospectus.

                                         THE
                                [LOGO[ ADVOCACY
                                        FUND

                              Two Portland Square
                             Portland, Maine 04101
                                  800-448-0974
                              www,advocacyfund.com
                             Nasdaq Ticker - ADVOX